UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31,

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2010

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited)	April 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 70.7%
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands Inc.	61,985	$2,629,404

Multiline Retail - 1.8%
Target Corp.	54,535	3,101,405

Specialty Retail - 1.6%
Lowe’s Cos. Inc.	96,900	2,627,928

Textiles, Apparel & Luxury Goods - 2.3%
Coach Inc.	43,190	1,803,182
V.F. Corp.	24,030	2,076,673

Total Textiles, Apparel & Luxury Goods		3,879,855

TOTAL CONSUMER DISCRETIONARY		12,238,592

CONSUMER STAPLES - 8.5%
Beverages - 1.9%
PepsiCo Inc.	49,430	3,223,825

Food & Staples Retailing - 1.9%
CVS Caremark Corp.	83,140	3,070,360

Food Products - 2.3%
Darling International Inc.	78,280	742,877	*
General Mills Inc.	43,680	3,109,143

Total Food Products		3,852,020

Household Products - 2.4%
Procter & Gamble Co.	64,440	4,005,590

TOTAL CONSUMER STAPLES		14,151,795

ENERGY - 9.0%
Energy Equipment & Services - 3.7%
FMC Technologies Inc.	27,560	1,865,536	*
National-Oilwell Varco Inc.	67,409	2,968,018
Tetra Technology Inc.	51,350	1,250,373	*

Total Energy Equipment & Services		6,083,927

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	45,500	4,630,080
BP PLC, ADR	80,971	4,222,638

Total Oil, Gas & Consumable Fuels		8,852,718

TOTAL ENERGY		14,936,645

FINANCIALS - 9.2%
Capital Markets - 3.2%
Charles Schwab Corp.	92,360	1,781,624
Goldman Sachs Group Inc.	7,910	1,148,532
State Street Corp.	53,900	2,344,650

Total Capital Markets		5,274,806

Commercial Banks - 3.0%
Comerica Inc.	49,380	2,073,960
U.S. Bancorp	109,970	2,943,897

Total Commercial Banks		5,017,857

Diversified Financial Services - 1.0%
Bank of America Corp.	91,470	1,630,910

Insurance - 2.0%
Arch Capital Group Ltd.	44,670	3,376,159	*

TOTAL FINANCIALS		15,299,732

HEALTH CARE - 9.2%
Biotechnology - 3.9%
BioMarin Pharmaceutical Inc.	55,327	1,292,992	*
Celgene Corp.	44,160	2,735,712	*
Gilead Sciences Inc.	60,650	2,405,985	*

Total Biotechnology		6,434,689

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 3.5%
Covidien PLC	49,120	$2,357,269
Inverness Medical Innovations Inc.	40,440	1,608,703	*
Stryker Corp.	34,140	1,961,002

Total Health Care Equipment & Supplies		5,926,974

Health Care Providers & Services - 1.8%
Express Scripts Inc.	29,560	2,959,843	*

TOTAL HEALTH CARE		15,321,506

INDUSTRIALS - 7.1%
Building Products - 1.2%
Masco Corp.	128,100	2,079,063

Commercial Services & Supplies - 2.9%
Covanta Holding Corp.	136,530	2,386,544	*
Republic Services Inc.	79,354	2,462,355

Total Commercial Services & Supplies		4,848,899

Construction & Engineering - 0.8%
Quanta Services Inc.	63,740	1,283,086	*

Electrical Equipment - 1.3%
Emerson Electric Co.	41,028	2,142,893

Machinery - 0.9%
Deere & Co.	23,789	1,423,058

TOTAL INDUSTRIALS		11,776,999

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 3.2%
Cisco Systems Inc.	71,720	1,930,703	*
Corning Inc.	119,865	2,307,401
Juniper Networks Inc.	38,900	1,105,149	*

Total Communications Equipment		5,343,253

Computers & Peripherals - 2.8%
Apple Inc.	8,220	2,146,407	*
NetApp Inc.	72,475	2,512,708	*

Total Computers & Peripherals		4,659,115

Internet Software & Services - 2.3%
eBay Inc.	64,810	1,543,126	*
Google Inc., Class A Shares	4,215	2,214,730	*

Total Internet Software & Services		3,757,856

IT Services - 1.3%
Accenture PLC, Class A Shares	50,350	2,197,274

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp., Class A Shares	53,715	1,852,630
Marvell Technology Group Ltd.	106,585	2,200,980	*
Varian Semiconductor Equipment Associates Inc.	38,100	1,255,014	*

Total Semiconductors & Semiconductor Equipment		5,308,624

Software - 0.9%
Amdocs Ltd.	46,330	1,479,780	*

TOTAL INFORMATION TECHNOLOGY		22,745,902

MATERIALS - 2.6%
Chemicals - 1.3%
Air Products & Chemicals Inc.	13,129	1,008,044
Potash Corp. of Saskatchewan Inc.	11,110	1,227,655

Total Chemicals		2,235,699

Construction Materials - 0.4%
Martin Marietta Materials Inc.	6,600	632,808

Metals & Mining - 0.9%
Cliffs Natural Resources Inc.	24,100	1,506,973

TOTAL MATERIALS		4,375,480

TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Series L Shares, ADR	34,280	1,764,734
American Tower Corp., Class A Shares	35,305	1,440,797	*

TOTAL TELECOMMUNICATION SERVICES		3,205,531

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY			SHARES	VALUE
UTILITIES - 2.2%
Electric Utilities - 2.2%
Exelon Corp.			32,500	$1,416,675
Northeast Utilities			83,200	2,312,128

TOTAL UTILITIES				3,728,803

TOTAL COMMON STOCKS (Cost - $92,609,019)				117,780,985

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITY - 0.2%
FINANCIALS - 0.2%
Automobiles - 0.2%
Honda Auto Receivables Owner Trust, 2008-1 A3 (Cost - $266,360)	4.470%	1/18/12	$258,073	261,763

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%
Banc of America Commercial Mortgage Inc., 2005- 1 A4	5.046%	11/10/42	738,000	767,091	(a)
Banc of America Commercial Mortgage Inc., 2006- 2 A1	5.611%	5/10/45	182,898	185,799
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	321,160	330,183	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	680,000	683,790	(a)
Chase Commercial Mortgage Securities Corp., 2000-2 A2	7.631%	7/15/32	125,852	125,730
Commercial Mortgage Pass-Through Certificates, 2000-C1 A2	7.416%	8/15/33	23,006	22,989	(a)
Credit Suisse First Boston Mortgage Securities Corp., 2001-CF2 A4	6.505%	2/15/34	385,324	394,190
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	1,410,318	1,506,206
Federal Home Loan Mortgage Corp. (FHLMC), R005 AB	5.500%	12/15/18	1,399,450	1,470,922
First Union National Bank Commercial Mortgage, 2002-C1 A2	6.141%	2/12/34	345,676	362,715
GMAC Commercial Mortgage Securities Inc., 2004- C2 A2	4.760%	8/10/38	794,607	808,197
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	1,449,331	1,502,909
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	1,603,772	1,619,669
JPMorgan Chase Commercial Mortgage Securities Corp., 2004-C1 A2	4.302%	1/15/38	1,138,072	1,151,688
JPMorgan Chase Commercial Mortgage Securities Corp., 2004-CB8 A2	3.837%	1/12/39	525,065	530,071
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-CB11 ASB	5.201%	8/12/37	448,699	471,298	(a)
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	440,000	444,401
Morgan Stanley Dean Witter Capital I Inc., 2001- TOP3 A4	6.390%	7/15/33	293,311	304,638
TIAA Seasoned Commercial Mortgage Trust, 2007- C4 A1	5.668%	8/15/39	314,584	325,363	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,897,793)				13,007,849

CORPORATE BONDS & NOTES - 11.3%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.4%
Comcast Corp., Bonds	5.650%	6/15/35	600,000	572,589

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	5.200%	3/1/11	700,000	724,731

TOTAL CONSUMER DISCRETIONARY				1,297,320

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	$235,000	$236,318	(b)
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	702,982

Total Beverages				939,300

Household Products - 0.3%
Procter & Gamble Co., Senior Notes	4.600%	1/15/14	430,000	465,828

TOTAL CONSUMER STAPLES				1,405,128

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp., Senior Notes	5.250%	4/15/13	750,000	817,985

FINANCIALS - 5.3%
Capital Markets - 0.7%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	427,496
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	715,000	760,262

Total Capital Markets				1,187,758

Commercial Banks - 0.8%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	80,000	80,813
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	451,311
National City Bank, Subordinated Notes	6.200%	12/15/11	390,000	418,979
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	469,575

Total Commercial Banks				1,420,678

Consumer Finance - 1.7%
HSBC Finance Corp., Notes	6.375%	10/15/11	750,000	795,629
SLM Corp., Medium-Term Notes	5.000%	10/1/13	2,175,000	2,146,429

Total Consumer Finance				2,942,058

Diversified Financial Services - 1.6%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,039,156
IBM International Group Capital LLC, Senior Notes	5.050%	10/22/12	650,000	706,650
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	670,076
Private Export Funding Corp.	4.974%	8/15/13	190,000	208,298

Total Diversified Financial Services				2,624,180

Insurance - 0.4%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	675,000	610,741

Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	101,649

TOTAL FINANCIALS				8,887,064

HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	177,014
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	182,243

Total Health Care Equipment & Supplies				359,257

Pharmaceuticals - 1.8%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	650,000	732,047
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	850,000	931,763
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	375,826
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	501,866
Wyeth, Notes	5.500%	2/15/16	425,000	476,851

Total Pharmaceuticals				3,018,353

TOTAL HEALTH CARE				3,377,610

INDUSTRIALS - 0.5%
Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	778,578

INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	410,000	433,199

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.1%
Microsoft Corp., Senior Notes	2.950%	6/1/14	$205,000	$210,834

TOTAL INFORMATION TECHNOLOGY				644,033

MATERIALS - 0.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	613,921

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications Inc., Senior Notes	5.350%	2/15/11	1,000,000	1,036,226

TOTAL CORPORATE BONDS & NOTES (Cost - $18,193,404)				18,857,865

MORTGAGE-BACKED SECURITIES - 6.6%
FHLMC - 4.6%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	383,904	411,637
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	3,119,607	3,285,448
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	912,021	959,607
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	1,498,372	1,609,469
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	585,298	636,451
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	677,613	716,757

Total FHLMC				7,619,369

FNMA - 1.2%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	147	163
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	491,993	501,684
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	174,297	183,994
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	1,215,320	1,294,594

Total FNMA				1,980,435

GNMA - 0.8%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	1,189,422	1,247,703
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	139,865	152,640

Total GNMA				1,400,343

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $10,225,928)				11,000,147

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.9%
U.S. Government Agencies - 0.8%
Federal Agricultural Mortgage Corp. (FAMC), Notes	2.875%	12/17/14	462,000	462,331
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.500%	12/23/19	530,000	532,543
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	372,205

Total U.S. Government Agencies				1,367,079

U.S. Government Obligations - 2.1%
U.S. Treasury Bonds	3.500%	2/15/39	2,805,000	2,343,928
U.S. Treasury Bonds	4.375%	11/15/39	381,000	371,534
U.S. Treasury Notes	3.625%	2/15/20	776,000	773,818

Total U.S. Government Obligations				3,489,280

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,894,182)				4,856,359

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $139,086,686)				165,764,968

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
Goldman Sachs & Co. repurchase agreement dated 4/30/10; Proceeds at maturity - $982,270; (Fully collateralized by U.S. government agency obligations, 1.375% due 1/9/13; Market value - $1,006,782) (Cost - $982,256)	0.170%	5/3/10	$982,256	$982,256

TOTAL INVESTMENTS - 100.1% (Cost - $140,068,942#)				166,747,224
Liabilities in Excess of Other Assets - (0.1)%				(106,470)

TOTAL NET ASSETS - 100.0%				$166,640,754

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2010.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$117,780,985	—	—	$117,780,985
Asset-backed security	—	$261,763	—	261,763
Collateralized mortgage obligations	—	13,007,849	—	13,007,849
Corporate bonds & notes	—	18,857,865	—	18,857,865
Mortgage-backed securities	—	11,000,147	—	11,000,147
U.S. government & agency obligations	—	4,856,359	—	4,856,359

Total long-term investments	$117,780,985	$47,983,983	—	$165,764,968

Short-term investment†	—	982,256	—	982,256

Total investments	$117,780,985	$48,966,239	—	$166,747,224

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,586,655
Gross unrealized depreciation	(2,908,373)

Net unrealized appreciation	$26,678,282

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 25, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 25, 2010